STOCKHOLDERS' EQUITY - Narrative (Q2) (Details) $ / shares in Units, $ in Thousands	Jun. 14, 2022 USD ($) seller day $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 15, 2022 shares	Jun. 13, 2022 shares	Dec. 31, 2021 USD ($) $ / shares shares		Jun. 30, 2021 shares	Dec. 31, 2020 $ / shares shares
Class of Stock [Line Items]
Common stock, shares, issued (in shares)	25,290,270	25,290,270			17,862,108		17,767,555	13,200,875
Common stock, shares, outstanding (in shares)	25,290,270	25,290,270			17,862,108		17,767,555	13,200,875
Convertible amount of initial public offering | $	$ 50,000
Percent of total convertible votes	63.00%
Conversation rate of preferred stock	1				1
Sponsor earnout shares (in shares)	1,000,000
Stock price trigger (in dollars per share) | $ / shares	$ 12.00
Number of trading days | day	20
Number of consecutive trading days | day	30
Derivative liability, noncurrent | $		$ 1,616			$ 0	[1]
Capital stock authorized (in shares)	350,000,000
Common stock, shares authorized (in shares)	300,000,000	300,000,000			22,764,527			38,395,870
Preferred stock, shares authorized (in shares)	50,000,000
Common stock, par or stated value per share (in dollars per share) | $ / shares		$ 0.0001			$ 0.0001			$ 0.001
Preferred stock, par or stated value per share (in dollars per share) | $ / shares	$ 0.0001
Private Placement Warrant
Class of Stock [Line Items]
Warrants outstanding (in shares)	6,000,000
TCAC shareholders
Class of Stock [Line Items]
Common stock, shares, issued (in shares)			5,752,388
Common stock, shares, outstanding (in shares)			5,752,388
TCAC non-redeeming shareholders
Class of Stock [Line Items]
Issue of common stock (in shares)	1,752,388
TCAC initial shareholders
Class of Stock [Line Items]
Issue of common stock (in shares)	4,000,000
Legacy SpringBig shareholders
Class of Stock [Line Items]
Common stock, shares, issued (in shares)	8,362,935
Common stock, shares, outstanding (in shares)	8,362,935
Issue of common stock (in shares)	18,196,526
PIPE Investors without convertible securities holdings
Class of Stock [Line Items]
Issue of common stock (in shares)	1,310,000
PIPE Investors holding convertible notes
Class of Stock [Line Items]
Issue of common stock (in shares)	31,356
Contingent And Earnout Shares, Scenario One
Class of Stock [Line Items]
Contingent and earnout shares, to be issued (in shares)	7,000,000
Contingent and earnout shares, stock price threshold (usd per share) | $ / shares	$ 12.00
Contingent and earnout shares, stock price threshold, triggering event period | day	20
Contingent and earnout shares, stock price Threshold, trading days period | day	30
Contingent and earnout shares, stock price threshold, contingency period	60 months
Contingent And Earnout Shares, Scenario Two
Class of Stock [Line Items]
Contingent and earnout shares, to be issued (in shares)	2,250,000
Contingent and earnout shares, stock price threshold (usd per share) | $ / shares	$ 15.00
Contingent and earnout shares, stock price threshold, triggering event period | seller	20
Contingent and earnout shares, stock price Threshold, trading days period | seller	30
Contingent and earnout shares, stock price threshold, contingency period	60 months
Contingent And Earnout Shares, Scenario Three
Class of Stock [Line Items]
Contingent and earnout shares, to be issued (in shares)	1,250,000
Contingent and earnout shares, stock price threshold (usd per share) | $ / shares	$ 18.00
Contingent and earnout shares, stock price threshold, triggering event period | seller	20
Contingent and earnout shares, stock price Threshold, trading days period | seller	30
Contingent and earnout shares, stock price threshold, contingency period	60 months
Class A common stock | Redeemable Warrants
Class of Stock [Line Items]
Warrants outstanding (in shares)	10,000,000			10,000,000

[1]	Derived from audited consolidated financial statements